Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities [Table Text Block]

The components of accrued expenses and other current liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	373	74,321	86,200	13,568
Individual income tax withholdings	155	—	—	—
Advances from customers(i)	28,347	50,662	22,116	3,481
Business tax and other taxes	1,133	1,647	1,344	212
Unrecognized tax benefit and related interest and penalties (Note 18)	6,725	7,519	5,115	805
Accrued expenses	9,805	359,674	146,049	22,989
Other	4,492	91	83,270	13,108
	51,030	493,914	344,094	54,163

(i)	The advances from customers are attributable to cash received for purchasing corn seeds.

Schedule Of Other Long Term Liabilities [Table Text Block]

The components of Other Long-term Liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Other long-term provisions	—	41,830	26,682	4,200
Defined benefit liabilities (ii)	—	90,830	131,504	20,700
Long-term derivative liabilities	—	4,393	1,470	231
	—	137,053	159,656	25,131

(ii)	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2012 is composed of the gross value of the defined benefit obligation of RMB378.0 million (US$59.5 million) and the carrying value of plan assets of RMB246.5 million (US$38.8 million). The contribution to the defined benefit plans were RMB11.6 million (US$1.8 million) by PGW, and RMB5.8 million (US$0.9 million) by members in 2012.